Stock-Based Compensation - Schedule of OP Units Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Time-Based OP Units
Units (In thousands)
Beginning balance (in shares)	562,985
Granted (in shares)	541,571
Performance adjustment (in shares)	0
Vested (in shares)	(242,746)
Forfeited (in shares)	(107,686)
Ending balance (in shares)	754,124	562,985
Shares vested, but not released (in shares)	612,210
Total outstanding restricted stock units (in shares)	1,366,334
Aggregate intrinsic value, nonvested	$ 9.7	$ 12.0
Aggregate intrinsic value, shares vested but not released	7.9
Aggregate intrinsic value, total outstanding restricted stock units	$ 17.6
Market-Based OP Units
Units (In thousands)
Beginning balance (in shares)	567,969
Granted (in shares)	99,783
Performance adjustment (in shares)	(77,033)
Vested (in shares)	(102,113)
Forfeited (in shares)	(117,788)
Ending balance (in shares)	370,818	567,969
Shares vested, but not released (in shares)	181,770
Total outstanding restricted stock units (in shares)	552,588
Aggregate intrinsic value, nonvested	$ 4.8	$ 12.2
Aggregate intrinsic value, shares vested but not released	0.0
Aggregate intrinsic value, total outstanding restricted stock units	$ 4.8